Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Deferred income tax assets related to:
Inventories	$ 12,491	$ 14,207
Allowance for losses	5,349	9,148
Bankruptcy note liability		37,850
Accrued compensation and benefits	14,812	26,277
Accrued other expenses	14,427	21,935
Other long-term liabilities	15,921	19,947
Net operating loss and credit carryforwards	52,687	89,977
Net unrealized loss on securities	10,236	24,300
Pension and other postretirement benefits	39,863	68,352
Total Deferred Income Tax Assets	165,786	311,993
Less: valuation allowances	(51,540)	(63,686)
Net Deferred Income Tax Assets	114,246	248,307
Deferred income tax (liabilities) related to:
Depreciation	(62,202)	(81,965)
Amortization of intangibles	(114,284)	(149,546)
Unremitted foreign earnings	(19,886)	(94,430)
Total Deferred Income Tax (Liabilities)	(196,372)	(325,941)
Deferred Income Tax Assets (Liabilities), Net	$ (82,126)	$ (77,634)